Income Taxes (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Apr. 30, 2013	Apr. 30, 2012	Apr. 30, 2011
Income Taxes (Additional Textual) [Abstract]
Undistributed earnings of foreign subsidiaries on which deferred income taxes not provided	$ 250.0
Time period over which it is reasonably possible that the Company could decrease its unrecognized tax benefits	12 months
Amount unrecognized tax benefit could decrease in next 12 months	3.1
Company's unrecognized tax benefits	29.7	24.0	20.3
Unrecognized tax benefits that would affect the effective tax rate	20.6	16.4
Tax-related net interest and penalties	2.0	1.7
Tax-related net interest and penalties credited to earnings	$ (0.3)	$ (0.1)	$ 0.5